Off-Balance Sheet Commitments (Details) € in Thousands	Jun. 30, 2022 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 311
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	311
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	0
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 0